Schedule of Real Estate Securities Holdings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Outstanding Face Amount	$ 2,078,101	[1]	$ 2,421,136	[1]
Before Impairment - Amortized Cost Basis	1,811,040	[1]	2,062,439	[1]
Other Than Temporary Investment - Amortized Cost Basis	(202,253)	[1],[2]	(328,110)	[1],[2]
After Impairment - Amortized Cost Basis	1,608,787	[1]	1,734,329	[1]
Gains - Gross Unrealized	98,762	[1]	118,090	[1]
Losses - Gross Unrealized	(15,974)	[1]	(120,675)	[1]
Carrying Value	1,691,575	[1],[3]	1,731,744	[1],[3]
Number of Securities	229	[1]	345	[1]
Rating - Weighted Average	BBB-	[1],[4]	BB+	[1],[4]
Coupon - Weighted Average	3.04%	[1]	4.60%	[1]
Yield - Weighted Average	4.69%	[1]	8.54%	[1]
Maturity (Years) - Weighted Average	4.0	[1],[5]	4.2	[1],[5]
CDOs
Outstanding Face Amount	203,477	[6],[7]
Before Impairment - Amortized Cost Basis	82,399	[6]
Other Than Temporary Investment - Amortized Cost Basis	(14,861)	[2],[6]
After Impairment - Amortized Cost Basis	67,538	[6],[8]
Gains - Gross Unrealized	3,487	[6]
Losses - Gross Unrealized		[6]
Carrying Value	71,025	[3],[6]
Number of Securities	13	[6]
Rating - Weighted Average	BB	[4],[6]
Coupon - Weighted Average	2.83%	[6]
Yield - Weighted Average	7.07%	[6]
Maturity (Years) - Weighted Average	1.6	[5],[6]
Principal Subordination - Weighted Average	20.90%	[6],[9]
CDOs | Restated
Outstanding Face Amount			206,150
Before Impairment - Amortized Cost Basis			82,486
Other Than Temporary Investment - Amortized Cost Basis			(14,861)	[2]
After Impairment - Amortized Cost Basis			67,625
Gains - Gross Unrealized			149
Losses - Gross Unrealized			(11,788)
Carrying Value			55,986	[3]
Number of Securities			13
Rating - Weighted Average			CCC+	[4]
Coupon - Weighted Average			3.03%
Yield - Weighted Average			8.05%
Maturity (Years) - Weighted Average			1.5	[5]
Principal Subordination - Weighted Average			21.40%	[9]
FNMA/FHLMC Securities
Outstanding Face Amount	768,619	[7]	232,355
Before Impairment - Amortized Cost Basis	818,866		243,385
Other Than Temporary Investment - Amortized Cost Basis		[2]		[2]
After Impairment - Amortized Cost Basis	818,866	[8]	243,385
Gains - Gross Unrealized	3,860		1,715
Losses - Gross Unrealized	(2,191)		(185)
Carrying Value	820,535	[3]	244,915	[3]
Number of Securities	58		31
Rating - Weighted Average	AAA	[4]	AAA	[4]
Coupon - Weighted Average	3.05%		2.37%
Yield - Weighted Average	1.40%		1.63%
Maturity (Years) - Weighted Average	3.5	[5]	4.6	[5]
Principal Subordination - Weighted Average	N/A	[9]	N/A	[9]
CMBS Conduit
Outstanding Face Amount	340,978		1,344,819
Before Impairment - Amortized Cost Basis	315,554		1,143,910
Other Than Temporary Investment - Amortized Cost Basis	(98,481)	[2]	(202,164)	[2]
After Impairment - Amortized Cost Basis	217,073		941,746
Gains - Gross Unrealized	47,776		91,583
Losses - Gross Unrealized	(10,081)		(76,424)
Carrying Value	254,768	[3]	956,905	[3]
Number of Securities	53		169
Rating - Weighted Average	BB-	[4]	BB+	[4]
Coupon - Weighted Average	5.55%		5.61%
Yield - Weighted Average	10.81%		11.03%
Maturity (Years) - Weighted Average	3.3	[5]	4.2	[5]
Principal Subordination - Weighted Average	9.80%	[9]	10.80%	[9]
CMBS Single Borrower
Outstanding Face Amount	125,123		186,088
Before Impairment - Amortized Cost Basis	123,638		180,874
Other Than Temporary Investment - Amortized Cost Basis	(12,364)	[2]	(12,364)	[2]
After Impairment - Amortized Cost Basis	111,274		168,510
Gains - Gross Unrealized	4,482		3,121
Losses - Gross Unrealized	(3,002)		(14,366)
Carrying Value	112,754	[3]	157,265	[3]
Number of Securities	22		33
Rating - Weighted Average	BB	[4]	BB	[4]
Coupon - Weighted Average	4.89%		5.05%
Yield - Weighted Average	5.92%		6.25%
Maturity (Years) - Weighted Average	2.9	[5]	3.6	[5]
Principal Subordination - Weighted Average	9.20%	[9]	6.70%	[9]
CMBS Large Loan/Single Borrower
Outstanding Face Amount	8,891		14,970
Before Impairment - Amortized Cost Basis	8,619		14,190
Other Than Temporary Investment - Amortized Cost Basis		[2]		[2]
After Impairment - Amortized Cost Basis	8,619		14,190
Gains - Gross Unrealized	250		519
Losses - Gross Unrealized			(61)
Carrying Value	8,869	[3]	14,648	[3]
Number of Securities	1		2
Rating - Weighted Average	BBB-	[4]	BBB+	[4]
Coupon - Weighted Average	6.08%		5.15%
Yield - Weighted Average	12.41%		8.89%
Maturity (Years) - Weighted Average	0.6	[5]	1.2	[5]
Principal Subordination - Weighted Average	4.80%	[9]	7.50%	[9]
REIT Debt
Outstanding Face Amount	62,700		137,393
Before Impairment - Amortized Cost Basis	62,069		136,704
Other Than Temporary Investment - Amortized Cost Basis		[2]	(773)	[2]
After Impairment - Amortized Cost Basis	62,069		135,931
Gains - Gross Unrealized	4,105		5,060
Losses - Gross Unrealized			(5,695)
Carrying Value	66,174	[3]	135,296	[3]
Number of Securities	10		20
Rating - Weighted Average	BBB-	[4]	BB+	[4]
Coupon - Weighted Average	5.72%		5.83%
Yield - Weighted Average	5.89%		5.72%
Maturity (Years) - Weighted Average	1.8	[5]	2.4	[5]
Principal Subordination - Weighted Average	N/A	[9]	N/A	[9]
ABS Subprime
Outstanding Face Amount	558,215	[10]	246,014
Before Impairment - Amortized Cost Basis	390,509	[10]	209,838
Other Than Temporary Investment - Amortized Cost Basis	(68,708)	[10],[2]	(86,815)	[2]
After Impairment - Amortized Cost Basis	321,801	[10]	123,023
Gains - Gross Unrealized	34,565	[10]	14,481
Losses - Gross Unrealized	(391)	[10]	(8,882)
Carrying Value	355,975	[10],[3]	128,622	[3]
Number of Securities	69	[10]	63
Rating - Weighted Average	CC	[10],[4]	B	[4]
Coupon - Weighted Average	0.76%	[10]	1.22%
Yield - Weighted Average	7.50%	[10]	10.16%
Maturity (Years) - Weighted Average	6.4	[10],[5]	6.9	[5]
Principal Subordination - Weighted Average	13.30%	[10],[9]	32.50%	[9]
ABS Franchise
Outstanding Face Amount	10,098		23,115
Before Impairment - Amortized Cost Basis	9,386		21,598
Other Than Temporary Investment - Amortized Cost Basis	(7,839)	[2]	(11,133)	[2]
After Impairment - Amortized Cost Basis	1,547		10,465
Gains - Gross Unrealized	237		215
Losses - Gross Unrealized	(309)		(3,120)
Carrying Value	1,475	[3]	7,560	[3]
Number of Securities	3		7
Rating - Weighted Average	CCC-	[4]	BB+	[4]
Coupon - Weighted Average	5.93%		3.58%
Yield - Weighted Average	3.40%		4.56%
Maturity (Years) - Weighted Average	4.7	[5]	11.0	[5]
Principal Subordination - Weighted Average	3.00%	[9]	21.90%	[9]
ABS Manufactured Housing
Outstanding Face Amount			30,232
Before Impairment - Amortized Cost Basis			29,454
Other Than Temporary Investment - Amortized Cost Basis				[2]
After Impairment - Amortized Cost Basis			29,454
Gains - Gross Unrealized			1,247
Losses - Gross Unrealized			(154)
Carrying Value			$ 30,547	[3]
Number of Securities			7
Rating - Weighted Average			BBB+	[4]
Coupon - Weighted Average			6.61%
Yield - Weighted Average			7.54%
Maturity (Years) - Weighted Average			4.2	[5]
Principal Subordination - Weighted Average			41.60%	[9]

[1]	(H) As of December 31, 2012 and 2011, the total outstanding face amount of fixed rate securities was $0.5 billion and $1.7 billion, respectively, and of floating rate securities was $1.5 billion and $0.7 billion, respectively.
[2]	(A) Represents the cumulative impairment against amortized cost basis recorded through earnings, net of the effect of the cumulative adjustment as a result of the adoption of new accounting guidance on impairment in 2009.
[3]	(B) See Note 10 regarding the estimation of fair value, which is equal to carrying value for all securities.
[4]	(C) Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Newcastle used an implied AAA rating for the FNMA/FHLMC securities. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
[5]	(D) The weighted average maturity is based on the timing of expected principal reduction on the assets.
[6]	(G) Includes two CDO bonds issued by a third party with a carrying value of $61.2 million, four CDO bonds issued by CDO V (which has been deconsolidated and held as an investment by Newcastle) with a carrying value of $6.0 million and seven CDO bonds issued by C-BASS with a carrying value of $3.9 million.
[7]	(A) Net of incurred losses.
[8]	(B) Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2012.
[9]	(E) Percentage of the outstanding face amount of securities and residual interests that is subordinate to Newcastle?s investments.
[10]	(F) Includes (i) the retained bonds with a face amount of $4.0 million and a carrying value of $1.3 million from Securitization Trust 2006 (Note 5) and (ii) $456.0 million non-agency RMBS purchased during the year ended December 31, 2012 with an aggregate face amount of $433.5 million and a carrying value of $289.8 million as of December 31, 2012.